Statement of Changes in Net Assets Available for Benefits - EBP 221935537 001 [Member]	Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 11,674,308
Interest and dividend income	4,681,505
Total investment income	16,355,813
Interest income on notes receivable from participants	410,896
EBP, Change in Net Asset Available for Benefit, Increase from Contribution [Abstract]
Employer	2,999,851
Participants	8,411,101
Participant rollovers	660,491
Total contributions	12,071,443
Total additions	28,838,152
Deductions
Benefits paid to participants	(24,191,834)
Administrative expenses	(251,330)
Total deductions	(24,443,164)
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	4,394,988
End of year	$ 180,425,861